Note Popular, Inc. (Holding company only) financial information (Statement of Condition) (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash And Due From Banks		$ 402,857	$ 362,394
Money market investments		5,255,119	2,890,217
Trading Securities		43,187	59,805
Other investment securities, at lower of cost or realizable value		167,225	167,818
Allowance for loan losses		623,426	540,651	$ 537,111
Premises and equipment, net		547,142	543,981
Investment in equity investees		215,349	218,062
Assets		44,277,337	38,661,609	35,761,733
LIABILITIES AND STOCKHOLDERS' EQUITY
Notes Payable		1,536,356	1,574,852
Other liabilities		1,696,439	911,951
Stockholders Equity		5,103,905	5,197,957	$ 5,105,324	$ 4,267,382
Total liabilities and stockholders' equity		44,277,337	38,661,609
Popular, Inc. Holding Co.
Assets:
Cash And Due From Banks		47,663	47,783
Money market investments		246,457	252,347
Trading Securities		3,985	2,640
Other investment securities, at lower of cost or realizable value	[1]	9,850	9,850
Investment in BPPR and subsidiaries, at equity		3,727,383	3,658,451
Investment in Popular North America and subsidiaries, at equity		1,534,640	1,707,167
Investment in other non-bank subsidiaries, at equity		232,387	243,993
Other loans		33,221	1,142
Allowance for loan losses		266	2
Premises and equipment, net		3,365	3,067
Investment in equity investees		49,777	51,259
Other assets		18,025	11,257
Assets		5,906,487	5,988,954
LIABILITIES AND STOCKHOLDERS' EQUITY
Notes Payable		737,685	735,600
Other liabilities		64,813	55,309
Stockholders Equity		5,103,989	5,198,045
Total liabilities and stockholders' equity		$ 5,906,487	$ 5,988,954

[1]	Refer to Note 22 to the consolidated financial statements for information on the statutory trusts.